Intangible Assets (Details) - Schedule of estimated annual amortization expense - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of estimated annual amortization expense [Abstract]
2022	¥ 4,112	$ 645
2023	4,033	633
2024	4,033	633
2025	3,501	549
2026	2,763	434
Thereafter	9,828	1,542
Total	¥ 28,270	$ 4,436